Note 10 - Share-based Compensation - Share-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Allocated Share-based Compensation Expense	$ 992	$ 8,756	$ 5,193	$ 8,756
Research and Development Expense [Member]
Allocated Share-based Compensation Expense	978	6,930	5,851	6,930
General and Administrative Expense [Member]
Allocated Share-based Compensation Expense	$ 14	$ 1,826	$ (658)	$ 1,826